Document and Entity Information	Jul. 21, 2023	Apr. 21, 2023
Cover [Abstract]
Entity Registrant Name		Autoliv, Inc.
Amendment Flag		false
Entity Central Index Key		0001034670
Document Type		8-K
Document Period End Date	Jul. 21, 2023
Entity Incorporation State Country Code		DE
Entity File Number		001-12933
Entity Tax Identification Number		51-0378542
Entity Address, Address Line One		Klarabergsviadukten 70, Section B
Entity Address, Address Line Two		7th Floor
Entity Address, Address Line Three		Box 70381
Entity Address, City or Town		Stockholm
Entity Address, Country		SE
Entity Address, Postal Zip Code		SE-107 24
City Area Code		46 8
Local Phone Number		587 206 00
Written Communications		false
Soliciting Material		false
Pre Commencement Tender Offer		false
Pre Commencement Issuer Tender Offer		false
Security 12b Title		Common Stock (par value $1.00 per share)
Trading Symbol		ALV
Security Exchange Name		NYSE
Entity Emerging Growth Company		false